Paradigm Micro-Cap Fund
	Schedule of Investments
	March 31, 2021 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
80,000	Ducommun Incorporated *		$ 4,800,000	3.37%

Ball & Roller Bearings
200,000	NN, Inc. *		1,414,000	0.99%

Communications Services, NEC
60,000	Calix, Inc. *		2,079,600	1.46%

Computer Communications Equipment
100,000	A10 Networks, Inc. *		961,000
320,000	Extreme Networks, Inc. *		2,800,000
			3,761,000	2.64%

Computer Storage Devices
200,000	Quantum Corporation *		1,666,000	1.17%

Concrete Products, Except Block & Brick
120,000	Forterra, Inc. *		2,790,000	1.96%

Construction - Special Trade Contractors
57,500	Matrix Service Co. *		753,825	0.53%

Electromedical & Electrotherapeutic Apparatus
10,000	Cutera, Inc. *		300,500	0.21%

Electronic Computers
20,000	Omnicell, Inc. *		2,597,400	1.82%

Footwear, (No Rubber)
150,000	Caleres, Inc.		3,270,000	2.29%

Guided Missiles & Space Vehicles & Parts
40,000	Kratos Defense & Security Solutions, Inc. *		1,091,200	0.77%

Industrial Organic Chemicals
5,950	Sensient Technologies Corporation		464,100	0.33%

Instruments For Measuring & Testing Of Electricity & Electric Signals
92,650	Cohu, Inc.		3,876,476	2.72%

Laboratory Analytical Instruments
330,000	Fluidigm Corporation *		1,491,600	1.05%

Measuring & Controlling Devices, NEC
60,000	Onto Innovation Inc. *		3,942,600	2.77%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
100,000	Summit Materials, Inc. - Class A *		2,802,000	1.97%

Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.		248,092	0.17%

Motor Vehicle Parts & Accessories
60,000	Modine Manufacturing Company *		886,200	0.62%

Office Machines, NEC
400,000	Pitney Bowes		3,296,000	2.31%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
500,000	Invacare Corporation		4,010,000	2.81%

Pharmaceutical Preparations
10,000	Flexion Therapeutics, Inc. *		89,500
80,000	Nature's Sunshine Products, Inc. *		1,596,800
320,000	OptiNose, Inc. *		1,180,800
			2,867,100	2.01%

Printed Circuit Boards
56,113	TTM Technologies, Inc. *		813,639	0.57%

Radio & TV Broadcasting & Communications Equipment
140,000	Comtech Telecommunications Corp.		3,477,600	2.44%

Retail - Apparel & Accessory Stores
20,000	Citi Trends, Inc. *		1,675,600
120,000	Tilly's, Inc. - Class A		1,358,400
39,200	Zumiez Inc. *		1,681,680
			4,715,680	3.31%

Retail - Catalog & Mail-Order Houses
40,000	Insight Enterprises, Inc. *		3,816,800	2.68%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.		388,892	0.27%

Retail - Retail Stores, NEC
140,000	Kirkland's, Inc. *		3,934,000	2.76%

Retail - Shoe Stores
6,700	Foot Locker, Inc.		376,875	0.26%

Semiconductors & Related Devices
200,000	Everspin Technologies, Inc. *		1,200,000
40,000	Ichor Holdings, Ltd. *		2,152,000
33,700	Kulicke & Soffa Industries Inc. (Singapore)		1,655,007
120,000	MaxLinear, Inc. *		4,089,600
150,000	NeoPhotonics Corporation *		1,792,500
100,000	Ultra Clean Holdings, Inc. *		5,804,000
			16,693,107	11.71%

Services - Business Services, NEC
12,400	Tabula Rasa HealthCare, Inc. *		571,020	0.40%

Services - Computer Integrated Systems Design
120,000	Allscripts Healthcare Solutions, Inc. *		1,801,800
600,000	Ribbon Communications Inc. *		4,926,000
			6,727,800	4.72%

Services - Computer Processing & Data Preparation
17,900	Inovalon Holdings, Inc. *		515,162
28,215	Leaf Group Ltd. *		181,987
			697,149	0.49%

Services - Help Supply Services
55,000	Cross Country Healthcare, Inc. *		686,950
70,500	Kelly Services, Inc. - Class A		1,570,035
			2,256,985	1.58%

Services - Home Health Care Services
4,700	Addus HomeCare Corporation *		491,573	0.34%

Services - Hospitals
5,900	Magellan Health Services Inc. *		550,116	0.39%

Services - Prepackaged Software
20,000	Cerence Inc. *		1,791,600
10,900	Progress Software Corporation		480,254
			2,271,854	1.60%

Services - Management Services
160,000	R1 RCM Inc. *		3,948,800	2.77%

Services - Skilled Nursing Care Facilities
40,000	The Ensign Group, Inc.		3,753,600	2.63%

Special Industry Machinery (No Metalworking Machinery)
15,100	Kadant Inc.		2,793,651	1.96%

Special Industry Machinery, NEC
40,000	Axcelis Technologies, Inc. *		1,643,600
9,800	Brooks Automation, Inc.		800,170
200,000	Veeco Instruments Inc. *		4,148,000
			6,591,770	4.63%

Surgical & Medical Instruments & Apparatus
20,000	AngioDynamics, Inc. *		468,000
53,700	AtriCure, Inc. *		3,518,424
500,000	Cerus Corporation *		3,005,000
154,200	GenMark Diagnostics, Inc. *		3,685,380
19,600	OrthoPediatrics Corp. *		955,500
240,000	SeaSpine Holdings Corporation *		4,176,000
100,000	SI-BONE, Inc. *		3,181,000
			18,989,304	13.33%

Telephone & Telegraph Apparatus
250,000	Infinera Corporation *		2,407,500	1.69%

Women's, Misses', and Juniors Outerwear
15,000	J.Jill, Inc. *		146,250	0.10%

Total for Common Stocks (Cost $77,751,835)			134,821,658	94.60%

MONEY MARKET FUNDS
7,445,786	SEI Daily Income Trust Government Fund CL F 0.01% **		7,445,786	5.22%
Total for Money Market Funds (Cost $7,445,786)

Total Investment Securities			142,267,444	99.82%
	(Cost $85,197,621)

Other Assets in Excess of Liabilities			235,881	0.18%

Net Assets			$142,503,325	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2021.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at March 31, 2021, was $85,197,621. At March 31, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Gain		$ 57,981,322
	Unrealized Loss		(911,499)
	Unrealized Gain		$ 57,069,823

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2021:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$134,821,658	$ -	$ -	$ 134,821,658
Money Market Funds	7,445,786	-	-	7,445,786
Total	$142,267,444	$ -	$ -	$ 142,267,444

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended March 31, 2021.